Leases - Summary of changes in right of use assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Business combinations [member]
Leases [Line Items]
Interest paid		$ 3.4
Cost of sales [member]
Leases [Line Items]
Cost of goods and services sold depreciation	$ 26.2	$ 21.4